SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements not yet adopted (Details) - Forecast - ASU 2016-02 $ in Thousands	Jan. 01, 2019 USD ($)
Recently adopted accounting standards
Right-of-use assets	$ 9,880
Lease liabilities	$ 9,880